Registration No. 2-74288
		811-3275

U. S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF
1933

[   ]  Pre-Effective Amendment No.

[X]    Post-Effective Amendment  No. 82

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940,
Amendment No. 84


SMITH BARNEY INVESTMENT FUNDS INC.

(Exact name of Registrant as Specified in Charter)
7 World Trade Center, New York, New York 10048
(Address of Principal Executive Offices) (Zip Code)
(800)-451-2010
(Registrant's Telephone Number, including Area Code:)
Christina T. Sydor
7 World Trade Center, 39th Floor, New York 10048
(Name and Address of Agent For Service)
Continuous
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become
effective:
[ ]	immediately upon filing pursuant to Paragraph
(b) of
Rule 485
[ ]	On (date) pursuant to paragraph (b) of Rule 485
[XX]	60 days after filing pursuant to paragraph
(a)(1) of
Rule 485
On (date) pursuant to paragraph (a)(1) of Rule 485
[  ]	75 days after filing pursuant to paragraph
(a)(2) of
Rule 485
[ ]   On (date) pursuant to paragraph (a)(2) of rule
485

If appropriate, check the following box:

[XX]	This post-effective amendment designates a new
effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of
Common
Stock


PART A - The Prospectus for Class A, Class B, Class L and Class Y shares of the Smith Barney Premier
Selections Small Cap Growth and Value Fund of Smith
Barney Investment Funds Inc. (the "Fund") is incorporated by reference to Part A of Post-Effective
Amendment No. 77 to the Fund's Registration Statement filed on December 5, 2000 (Accession No. 0000091155-
00-000703)

The Prospectus for Class A, Class B, Class L
And Class Y shares of the Smith Barney Premier
Selections All Cap Growth and Value Fund of Smith
Barney Investment Funds Inc. (the "Fund") is incorporated by Reference to Part A of Post-Effective
No. 80 to the Fund's Registration Statement filed on
April 10, 2001 (Accession No. 0000091155-01-000090)



PART B  STATEMENT OF ADDITIONAL INFORMATION
The Statements of Additional Information for Class A,
Class B, Class L and Class Y shares of the Smith
Barney Premier Selections All Cap Growth and Value
Fund and Smith Barney Premier Selections Small Cap
Growth and Value Fund are incorporated by reference to Part B of Post-Effective Amendment No. 77 to the
Fund's Registration Statement filed on December 5,
2000 (Accession No. 0000091155-00-000703)




PART C - OTHER INFORMATION

Item 23.  Exhibits

All references are to the Registrant's registration statement on Form N-1A (the "Registration Statement") as filed with the SEC on October 2, 1981(File Nos. 2-
74288 and 811-3275).

(a) Articles of Restatement dated September 17, 1993 to Registrant's Articles of Incorporation dated
September 28, 1981, Articles of Amendment dated
October 14, 1994, Articles Supplementary, Articles of
Amendment dated October 14, 1994, Articles
Supplementary, Articles of Amendments and
Certificates
of Correction dated November 7, 1994, are incorporated by reference to Post-Effective Amendment No. 37 to the
Registration Statement filed on November 7, 1994.
Articles of Amendment dated October 23, 1997 are incorporated by reference to Post-Effective Amendment
No. 46 filed on October 23, 1997("Post-Effective
Amendment No.46").  Articles of Amendment dated
February 27, 1998 are incorporated by reference to Post-Effective Amendment No. 48 dated April 29,
1998.
Articles of Amendment dated June 1, 1998 are incorporated by reference to Post-Effective Amendment No. 49 filed on
July
16, 1998 ("Post-Effective Amendment No. 49").

(b) Registrant's By-Laws, as amended on September 30,
1992 are incorporated by reference to Post-Effective
Amendment No. 30 to the Registration Statement filed on April 30, 1993.

(c) Registrant's form of stock certificate for Smith
Barney Hansberger Global Value Fund ("Global Value
Fund") and Smith Barney Hansberger Global Value Small
Cap Fund ("Small Cap Fund") is incorporated by reference to Post Effective Amendment 46.

(d)(1) Investment Advisory Agreement dated July 30,
1993, between the Registrant on behalf of Smith
Barney
Investment Grade Bond Fund, Smith Barney Government
Securities Fund and Smith Barney Special Equities
Fund and Greenwich Street Advisors is incorporated by reference to the Registration Statement filed on Form
N-14 on September 2, 1993, File No. 33-50153.

(d)(2) Investment Advisory Agreements on behalf of
Smith Barney Growth Opportunity Fund and Smith Barney
Managed Growth Fund is incorporated by reference to Post-Effective Amendment No. 40 filed on June 27,
1995. ("Post-Effective Amendment No.40")

(d)(3) Investment Management Agreements on behalf of
Global Value Fund and Global Small Cap Fund between
Registrant and Smith Barney Mutual Funds Management
Inc. is incorporated by reference to Post-Effective
Amendment No. 46.

(d)(4) Sub-Advisory Agreement on behalf of Global
Value Fund and Global Small Cap Fund between MMC and
Hansberger Global Investors Inc. is
incorporated by reference to Post-Effective
Amendment No. 46.

(d)(5)Investment Management Agreements on behalf of Smith Barney Small Cap Growth Fund and Smith Barney
Small Cap Value Fund between Registrant and
Mutual Management Corp. is incorporated by reference
To Post-Effective Amendment No. 49.

(e)(1) Distribution Agreement dated July 30, 1993, between the Registrant and Smith Barney Shearson Inc.
is incorporated by reference to the registration statement filed on Form N-14 on September 2, 1993.
File 33-50153.

(e)(2) Form of Distribution Agreement between the
Registrant and PFS Distributors on behalf of Smith
Barney Investment Funds Inc. is incorporated by reference to Post-Effective Amendment No. 40 filed on June 27, 1995.

(e)(3) Form of Distribution Agreement between the
Registrant and CFBDS, Inc. is incorporated by reference to Post-Effective Amendment No. 49.

(e)(4) Selling Group Agreement
is incorporated by reference
to Post-Effective Amendment No.56 filed on February 26, 1999.

(e)(5)  Form of Distribution Agreement with Salomon
Smith
Barney Inc. is incorporated by reference to Post-
Effective
Amendment No. 77 filed on December 5, 2000 ("Post-
Effective
Amendment No. 77").

(e)(6)  Form of Distribution Agreement between the
Registrant and PFS Distributors is incorporated by reference to Post-Effective Amendment No. 81 filed on April 26, 2001 ("Post-Effective Amendement No.
81").

(f) Not Applicable.

(g)(1) Custodian Agreement with PNC Bank, National
Association is incorporated by reference to Post -
Effective Amendment No. 44 filed on April 29, 1997.

(g)(2) Custodian Agreement with Chase Manhattan Bank is incorporated by reference to Post-Effective
Amendment No. 46.

(h)(1)  Transfer Agency and Registrar Agreement dated
August 5, 1993 with First Data Investor Services
Group, Inc. (formerly The Shareholder Services Group,
Inc.) is incorporated by reference to Post-Effective
Amendment No. 31 as filed on December 22, 1993 (Post-
Effective Amendment No. 31").

(h)(2)Sub-Transfer Agency Agreement between the
Registrant and PFS Shareholders Services on behalf of Smith Barney Investment Funds Inc. is incorporated by reference to Post-Effective Amendment No. 40.

(h)(3)  Form of Transfer Agency Agreement dated
October 1, 1999 between the Registrant and Citi
Fiduciary
Trust Company (f/k/a Smith Barney Private Trust
Company)
is incorporated by reference to Post-Effective
Amendment
No. 77.

(h)(4)  Form of Sub-Transfer Agency Agreement dated
October 1, 1999 between Citi Fiduciary Trust Company
(f/k/a Smith Barney Private Trust Company) and PFPC
Global Fund Services (f/k/a First Data Investor
Services
Group, Inc.) is incorporated by reference to Post-
Effective
Amendment No. 77.

(h)(5)  Form Sub-Transfer Agency Agreement between
Citi Fiduciary Trust Company (fka Smith Barney
Private Trust Company) and PFS
Shareholder Services is incorporated by reference to Post-Effective Amendment No. 81.


(i) Opinion of Robert A. Vegliante, Deputy General
Counsel of Smith Barney Mutual Funds Management Inc.
filed with the Registrant's rule 24-f2 Notice
(Accession No. 000091155-97-000104) is incorporated by reference.

(j) Auditor's consent to be filed by amendment.

(k) Not Applicable

(l)  Not Applicable

(m)(1) Amended Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Investment Grade Bond Fund, Smith
Barney Government Securities Fund, Smith Barney
Special
Equities Fund and Smith Barney European Fund and
Smith
Barney, Inc. ("Smith Barney") are incorporated by reference to Post-Effective Amendment No. 37 filed on November 3, 1994 ("Post-Effective Amendment No. 37")

(m)(2) Form of Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Growth Opportunity Fund and
Smith Barney Managed Growth Fund is incorporated by reference to Post-Effective Amendment No. 40.

(m)(3) Form of Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant on behalf of the Global Value Fund and Small Cap Fund is incorporated by reference to Post-Effective Amendment
No. 46.

(m)(4) Form of Amended and Restated Shareholder
Services
and
Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of each of its series is incorporated by reference to Post-Effective
Amendment
No. 49.

(m)(5)  Form of Amended and Restated Shareholder
Services and Distribution Plan pursuant to 12b-1 of Registrant is incorporated by reference to Post-
Effective Amendment No. 77.

(n) Not Applicable.

(o)  Form of Plan pursuant to Rule 18f-3 is
incorporated by
reference to Post-Effective Amendment No.50 to Registration Statement.

(p) Revised Code of Ethics is incorporated by reference to
Post-Effective Amendment No. 71 to the Registrant's
Registration
Statement.

Item 24.

None.

Item  25.  Indemnification

	The response to this item is incorporated by reference to Pre-Effective Amendment No. 1 to the registration statement filed on Form N-14 on October
8, 1993 (File No. 33-50153).

Item 26.	Business and Other Connections of
Investment Adviser

Investment Adviser - Smith Barney Fund Management LLC
(formerly known as SSB Citi Fund Management LLC)
("Smith Barney Fund Management").  Smith Barney Fund
Management was incorporated in December 1968 under the laws of the State of Delaware and converted to a Delaware limited liability company in 1999. Smith
Barney Fund Management is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup Inc.

Smith Barney Fund Management is registered as an investment adviser under the Investment Advisers Act of 1940. The list required by this item 26 of officers and directors of Smith Barney Fund
Management together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Smith Barney Fund Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-
8314).



Item 27.	Principal Underwriters
(a)

Salomon Smith Barney, Inc., ("Salomon Smith Barney") the Registrant's Distributor, is also the distributor for the following Smith
Barney
funds: Consulting Group Capital Markets Funds,
Smith Barney Investment Series,
Greenwich Street Series Fund, Smith Barney
Adjustable Rate Government Income Fund, Smith Barney
Aggressive Growth Fund Inc., Smith Barney
Appreciation Fund
Inc., Smith Barney Arizona Municipals Fund Inc.,
Smith
Barney California Municipals Fund Inc., Smith Barney
Allocation Series Inc., Smith Barney Equity Funds,
Smith
Barney Fundamental Value Fund Inc., Smith Barney
Funds,
Inc., Smith Barney Income Funds, Smith Barney
Institutional
Cash Management Fund, Inc., Smith Barney Investment
Trust,
Smith Barney Managed Governments Fund Inc., Smith
Barney Managed
Municipals Fund Inc., Smith Barney Massachusetts
Municipals Fund,
Smith Barney Money Funds, Inc., Smith Barney Muni
Funds, Smith
Barney Municipal Money Market Fund, Inc., Smith
Barney New
Jersey Municipals Fund Inc., Smith Barney Oregon
Municipals
Fund Inc., Smith Barney Principal Return Fund,
Smith Barney Sector Series Inc., Smith Barney
Small Cap Core Fund, Inc., Smith Barney
Telecommunications
Trust, Smith Barney Variable Account Funds, Smith
Barney
World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

PFS Distributors, Inc., ("PFS Distributors"), a Distributor of the Registrant, is also a distributor for the following Smith Barney funds:

Smith Barney Investment Series,
Smith Barney Aggressive Growth Fund Inc.,
Smith Barney Appreciation Fund Inc.,
Smith Barney Allocation Series Inc.,
Smith Barney Equity Funds,
Smith Barney Fundamental Value Fund Inc.,
Smith Barney Income Funds,
Smith Barney Investment Funds Inc.,
Smith Barney Investment Trust,
Smith Barney Managed Municipals Fund Inc.,
Smith Barney Money Funds, Inc.
Smith Barney Sector Series Inc.

In addition, Salomon Smith Barney is also the distributor for Centurion Funds, Inc.

(b) The information required by
this Item 27 with respect to each director, officer and partner of Salomon Smith Barney is incorporated by reference to Schedule A of FORM BD filed by Salomon Smith
Barney pursuant to
the Securities Exchange Act of 1934 (SEC File No.
812-8510).

The information required by this Item 27 with respect to each director, officer and partner of PFS
Distributors
is incorporated by reference to Schedule A of Form BD filed by PFS Distributors pursuant to the Securities
Exchange Act of 1934 (SEC File No. 8-37352).



(c)	Not applicable.

Item 28.  Location of Accounts and Records

(1) 	Smith Barney Investment Funds Inc.
	7 World Trade Center
	New York, New York 10048

(2)	Smith Barney Fund Management LLC
	7 World Trade Center
	New York, New York 100148

(3) PFPC Trust Company
(successor by assignment from
	PNC Bank, National Association)
	8800 Tinicum Boulevard
	Philadelphia, Pennsylvania  19153

(4)	The Chase Manhattan Bank
	Chase Metrotech Center
	Brooklyn, New York 11245

(5)	Citi Fiduciary Trust Company
	125 Broad Street
	New York, New York  10004

(6)	PFPC Global Fund Services
	P.O. Box 9699
	Providence, RI 02940-9699


Item 29. Management Services

	Not Applicable.

Item 30. Undertakings

Not applicable


SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY
INVESTMENT FUNDS INC., certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 5th day of June, 2001.

SMITH BARNEY INVESTMENT FUNDS INC.


By: /s/ Heath B. McLendon*
      Heath B. McLendon
      Chief Executive Officer


	WITNESS our hands on the date set forth below.

	Pursuant to the requirements of the Securities
Act of 1933, as amended, this Post-Effective
Amendment
to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature			Title
	Date

/s/ Heath B. McLendon	Chairman of the Board
	6/5/01
Heath B. McLendon		(Chief Executive Officer)

/s/ Lewis E. Daidone	 Senior Vice President
Lewis E. Daidone		 and Treasurer
	6/5/01
				(Chief Financial
				and Accounting Officer)

/s/ Paul R. Ades	*		Director
	6/5/01
Paul R. Ades

/s/ Herbert Barg*	 		Director
	6/5/01
Herbert Barg

/s/ Dwight B. Crane*		Director
	6/5/01
Dwight B. Crane

/s/ Frank Hubbard*		Director
	6/5/01
Frank Hubbard

 /s/ Jerome Miller**		Director
	6/5/01
Jerome Miller

/s/ Ken Miller*			Director
	6/5/01
Ken Miller


*Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated November 3, 1994.

**Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated April 15, 1998.


/s/ Heath B. McLendon
Heath B. McLendon